Summary of Significant Accounting Policies (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) segment	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Summary of Significant Accounting Policies [Line Items]
Net loss attributable to ordinary shareholders	¥ (92,825)	$ (13,272)	¥ 20,271	¥ 70,497
Net income	(94,347)	(13,490)	20,271	70,497
Impairment charge | ¥
Advertising costs	¥ 5,540	$ 792	¥ 7,432	¥ 2,622
Segment Reporting, CODM, Individual Title and Position or Group Name [Extensible Enumeration]	Chief Executive Officer	Chief Executive Officer
Number of reportable segment | segment	1	1
Percentage of statutory surplus reserve fund	10.00%	10.00%
Percentage of aggregated registered capital	50.00%	50.00%
Reserve fund percentage	10.00%	10.00%
Percentage of statutory reserve aggregated registered capital	50.00%	50.00%
United States of America, Dollars [Member]
Summary of Significant Accounting Policies [Line Items]
Noon buying rate per-share	1	1
China, Yuan Renminbi [Member]
Summary of Significant Accounting Policies [Line Items]
Noon buying rate per-share	6.9931	6.9931
Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	1 year	1 year
Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful lives	10 years	10 years
Zhongjiao Enshi [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of equity interest	52.00%	52.00%
Zhongjiao Enshi [Member] | Third Party [Member]
Summary of Significant Accounting Policies [Line Items]
Percentage of equity interest	48.00%	48.00%